Note 20 - Segment Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

20. Segment Information

We operate in one segment. We are a specialist biosensors Company focused on the development, manufacture and commercialization of a range of point of use devices for measuring different analytes across different industries.

We operate predominantly in one geographical area, being Australia. The chief operating decision maker of the Company is the Chief Executive Officer.

The Company’s material long-lived assets are predominantly based in Australia.

Our total income as disclosed below is attributed to countries based on location of customer. Location has been determined generally based on contractual arrangements. Total income includes revenue from products and services, interest income, research and development tax incentive income and other income as disclosed in the Consolidated Statements of Comprehensive Income/(Loss).

	Years Ended December 31,
	2021	2020
	A$	A$
Australia (home country)	4,580,741	5,003,332
Americas	1,419,436	681,806
Europe	3,905,621	2,760,382
Other	250,155	0
Total income	10,155,953	8,445,520

% of total revenue from products and services derived from major customers:

	Years Ended December 31,
	2021	2020
	A$	A$
Siemens	30%	77%
Bayer	16%	2%
Other	54%	21%